SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Estimated Economic Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2018
Licensing fee
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives description	Over the shorter of licensing period or the estimated useful lives of the intangible assets
Trademarks
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	10 years
IP right | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	1 year
IP right | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	6 years
Software | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	3 years
Software | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	6 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	3 years
Software platforms
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	3 years